Corporate Information	6 Months Ended
Jun. 30, 2022
Corporate Information
Corporate Information

1.Corporate Information

Lilium N.V., together with its German subsidiary Lilium GmbH (“Lilium” or the “Group”), is a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding, Lilium GmbH has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium N.V. is a public company under Dutch law and is registered under the Dutch trade register number 82165874. Lilium N.V. has its activities exclusively in Germany. The registered headquarters is Claude-Dornier-Str. 1, Geb. 335, 82234 Wessling, Germany.

Lilium GmbH is a German limited-liability company and is registered in the commercial register at the Bavaria District Court Munich Germany under the number 216921.

Prior to September 14, 2021, Lilium N.V. was a shell company with no active trade or business, and all relevant assets and liabilities, as well as income and expenses, were borne by Lilium GmbH. Therefore, the interim condensed consolidated financial statements for the six-months period ended on June 30, 2021 represent consolidated financial statements of Lilium GmbH. The share split of 1 : 2,857 that was effectuated just prior to the capital reorganization has been retrospectively applied to prior periods’ shareholders’ equity.

The interim condensed consolidated financial statements of Lilium N.V. and its subsidiaries, collectively referred to as “the Company”, “the Group” or the “Lilium Group”, for the six months period ended June 30, 2022, were authorized for issue by the Management Board on September 28, 2022.

Consolidated entities are as follows:

			equity interest
			owned in %
	Country of	Date of	June 30,	June 30,
Name	Incorporation	incorporation	2022	2021
Lilium N.V.	Netherlands	March 11, 2021	100.0%	n/a
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	n/a
Lilium Aviation Spain SL	Spain	April 7, 2022*)	100.0%	n/a
*)	date of purchase of a shell company (company without active business).